Pension and Postretirement Benefit Plans - Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 264	$ 243
U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208	195
Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56	48
Total assets before hedge funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	175	160
Cash and cash equivalents | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	4
Cash and cash equivalents | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Fixed-income investments | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	23
Fixed income mutual/commingled funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	21
Corporate equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	16
Commingled equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43	42
Equity mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43	39
Real estate mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	8
Private real estate | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	7
Commingled funds | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32	27
Guaranteed investment contracts | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23	20
Hedge funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33	35
Level 1 | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Level 1 | Total assets before hedge funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	76	72
Level 1 | Cash and cash equivalents | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	4
Level 1 | Cash and cash equivalents | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Level 1 | Fixed-income investments | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Fixed income mutual/commingled funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	21
Level 1 | Corporate equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Commingled equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Equity mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43	39
Level 1 | Real estate mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	8
Level 1 | Private real estate | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Commingled funds | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Guaranteed investment contracts | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32	27
Level 2 | Total assets before hedge funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	93	81
Level 2 | Cash and cash equivalents | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and cash equivalents | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Fixed-income investments | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	23
Level 2 | Fixed income mutual/commingled funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Corporate equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	16
Level 2 | Commingled equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43	42
Level 2 | Equity mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Real estate mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Private real estate | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Commingled funds | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32	27
Level 2 | Guaranteed investment contracts | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29	27	$ 27
Level 3 | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23	20
Level 3 | Total assets before hedge funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	7
Level 3 | Cash and cash equivalents | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Cash and cash equivalents | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed-income investments | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income mutual/commingled funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Corporate equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Commingled equities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Equity mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate mutual funds | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Private real estate | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	7
Level 3 | Commingled funds | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Guaranteed investment contracts | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23	$ 20